Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 47,154,158	$ 47,861,302
Vacations [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	21,586,907	20,729,130
Bonus And Compensation [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 25,567,251	$ 27,132,172